Employee Benefits - Summary of Historical Information of Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Surplus (deficit) in plan [abstract]
Defined benefit obligation	$ 344,747	$ 267,801	$ 226,372	$ 164,299	$ 160,780
Fair value of plan assets	(298,342)	(197,345)	(173,141)	(168,658)	(93,903)
Net defined benefit liability	46,405	70,456	53,231	(4,359)	66,877
Experience adjustments arising on plan obligations	18,531	(22,534)	8,975	(112,739)	5,823
Experience adjustments arising on plan assets	$ 14,258	$ (39)	$ 11,651	$ (27,473)	$ 310